condensed interim consolidated statements of cash flows - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
OPERATING ACTIVITIES
Net income	$ 315	$ 520	$ 668	$ 957
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	725	633	1,450	1,250
Deferred income taxes	36	(39)	(25)	(8)
Share-based compensation expense, net	41	20	64	39
Net employee defined benefit plans expense	25	19	52	39
Employer contributions to employee defined benefit plans	(12)	(12)	(27)	(28)
Non-current contract assets	51	15	116	36
Non-current unbilled customer finance receivables	(53)	9	(94)	15
Loss from equity accounted investments	5	1	13	1
Other	(75)	(22)	(42)	51
Net change in non-cash operating working capital	404	16	464	(402)
Cash provided by operating activities	1,462	1,160	2,639	1,950
INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences	(694)	(645)	(1,474)	(1,438)
Cash payments for spectrum licences		(931)		(931)
Cash payments for acquisitions, net	(107)	(26)	(1,211)	(188)
Advances to, and investment in, real estate joint ventures and associate	(8)	(9)	(88)	(17)
Real estate joint venture receipts	1	1	3	2
Other	(15)	10	(12)	10
Cash used by investing activities	(823)	(1,600)	(2,782)	(2,562)
FINANCING ACTIVITIES
Common Shares issued			1,495
Dividends paid to holders of Common Shares	(240)	(307)	(462)	(610)
Issue (repayment) of short-term borrowings, net		(400)
Long-term debt issued	1,000	2,422	2,377	3,588
Redemptions and repayment of long-term debt	(1,479)	(1,617)	(2,967)	(2,534)
Shares of subsidiary issued to non-controlling interests			209
Other	(7)	(29)	(73)	(29)
Cash provided (used) by financing activities	(726)	69	579	415
CASH POSITION
Increase (decrease) in cash and temporary investments, net	(87)	(371)	436	(197)
Cash and temporary investments, net, beginning of period	1,058	588	535	414
Cash and temporary investments, net, end of period	971	217	971	217
SUPPLEMENTAL DISCLOSURE OF OPERATING CASH FLOWS
Interest paid	(199)	(147)	(376)	(326)
Interest received	3	3	6	5
Income taxes paid, net
In respect of comprehensive income	(11)	(122)	(104)	(458)
In respect of business acquisitions	(2)		(33)	(15)
Income taxes paid, net	$ (13)	$ (122)	$ (137)	$ (473)